Taxes - Changes in Deferred Taxes, Net (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance, net	kr 23,117	kr 18,495
Recognized in net income	(54)	4,563
Recognized in other comprehensive income	(2,371)	505
Balances regarding acquired/divested businesses	(81)	0
Deferred tax credits increase (+) / utilization (–)	(2,700)	(685)
Translation difference	(1,212)	239
Closing balance, net	kr 16,699	kr 23,117